Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equipment
Estimated useful life	5 years	5 years
Furniture and Fixtures
Estimated useful life	7 years	7 years
Software
Estimated useful life	5 years	5 years
Leasehold Improvements
Estimated useful life	Lesser of estimated useful life or lease term	Lesser of estimated useful life or lease term